Prospectus Supplement

June 16, 2011

Morgan Stanley Institutional Fund Trust

Supplement dated June 16, 2011 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2011 of:

Core Fixed Income Portfolio

Core Plus Fixed Income Portfolio

Investment Grade Fixed Income Portfolio

Limited Duration Portfolio

Long Duration Fixed Income Portfolio

The following disclosure is hereby added as the last sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Core Fixed Income Portfolio—Principal Investment Strategies":

The Portfolio may also invest in restricted and illiquid securities.

The following disclosure is hereby added as the penultimate paragraph in the section of the Prospectus titled "Portfolio Summary—Core Fixed Income Portfolio—Principal Risks":

Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

The following disclosure is hereby added as the last sentence of the fourth paragraph in the section of the Prospectus titled "Portfolio Summary—Core Plus Fixed Income Portfolio—Principal Investment Strategies":

The Portfolio may also invest in restricted and illiquid securities.

The following disclosure is hereby added as the penultimate paragraph in the section of the Prospectus titled "Portfolio Summary—Core Plus Fixed Income Portfolio—Principal Risks":

Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

The following disclosure is hereby added as the last sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Investment Grade Fixed Income Portfolio—Principal Investment Strategies":

The Portfolio may also invest in restricted and illiquid securities.

The following disclosure is hereby added as the penultimate paragraph in the section of the Prospectus titled "Portfolio Summary—Investment Grade Fixed Income Portfolio—Principal Risks":

Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

The following disclosure is hereby added as the last sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Limited Duration Portfolio—Principal Investment Strategies":

The Portfolio may also invest in restricted and illiquid securities.

The following disclosure is hereby added as the penultimate paragraph in the section of the Prospectus titled "Portfolio Summary—Limited Duration Portfolio—Principal Risks":

Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

The following disclosure is hereby added as the last sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Long Duration Fixed Income Portfolio—Principal Investment Strategies":

The Portfolio may also invest in restricted and illiquid securities.

The following disclosure is hereby added as the penultimate paragraph in the section of the Prospectus titled "Portfolio Summary—Long Duration Fixed Income Portfolio—Principal Risks":

Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

The following disclosure is hereby added as the third paragraph in the section of the Prospectus titled "Details of the Portfolios—Core Fixed Income Portfolio—Approach":

The Portfolio may purchase certain non-publicly traded "restricted" securities. These securities may include "144A" securities which are exempt from registration and that may only be resold to qualified institutional buyers. The Portfolio may invest up to 15% of its assets in illiquid securities, including restricted securities that are illiquid. The Portfolio may invest an unlimited amount in restricted securities that are considered by the Adviser to be liquid.

The following disclosure is hereby added as the eighth paragraph in the section of the Prospectus titled "Details of the Portfolios—Core Fixed Income Portfolio—Principal Risks":

The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

The following disclosure is hereby added as the third paragraph in the section of the Prospectus titled "Details of the Portfolios—Core Plus Fixed Income Portfolio—Approach":

The Portfolio may purchase certain non-publicly traded "restricted" securities. These securities may include "144A" securities which are exempt from registration and that may only be resold to qualified institutional buyers. The Portfolio may invest up to 15% of its assets in illiquid securities, including restricted securities that are illiquid. The Portfolio may invest an unlimited amount in restricted securities that are considered by the Adviser to be liquid.

The following disclosure is hereby added as the twelfth paragraph in the section of the Prospectus titled "Details of the Portfolios—Core Plus Fixed Income Portfolio—Principal Risks":

The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

The following disclosure is hereby added as the third paragraph in the section of the Prospectus titled "Details of the Portfolios—Investment Grade Fixed Income Portfolio—Approach":

The Portfolio may purchase certain non-publicly traded "restricted" securities. These securities may include "144A" securities which are exempt from registration and that may only be resold to qualified institutional buyers. The Portfolio may invest up to 15% of its assets in illiquid securities, including restricted securities that are illiquid. The Portfolio may invest an unlimited amount in restricted securities that are considered by the Adviser to be liquid.

The following disclosure is hereby added as the eighth paragraph in the section of the Prospectus titled "Details of the Portfolios—Investment Grade Fixed Income Portfolio—Principal Risks":

The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

The following disclosure is hereby added as the third paragraph in the section of the Prospectus titled "Details of the Portfolios—Limited Duration Portfolio—Approach":

The Portfolio may purchase certain non-publicly traded "restricted" securities. These securities may include "144A" securities which are exempt from registration and that may only be resold to qualified institutional buyers. The Portfolio may invest up to 15% of its assets in illiquid securities, including restricted securities that are illiquid. The Portfolio may invest an unlimited amount in restricted securities that are considered by the Adviser to be liquid.

The following disclosure is hereby added as the seventh paragraph in the section of the Prospectus titled "Details of the Portfolios—Limited Duration Portfolio—Principal Risks":

The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

The following disclosure is hereby added as the second paragraph in the section of the Prospectus titled "Details of the Portfolios—Long Duration Fixed Income Portfolio—Approach":

The Portfolio may purchase certain non-publicly traded "restricted" securities. These securities may include "144A" securities which are exempt from registration and that may only be resold to qualified institutional buyers. The Portfolio may invest up to 15% of its assets in illiquid securities, including restricted securities that are illiquid. The Portfolio may invest an unlimited amount in restricted securities that are considered by the Adviser to be liquid.

The following disclosure is hereby added as the eighth paragraph in the section of the Prospectus titled "Details of the Portfolios—Long Duration Fixed Income Portfolio—Principal Risks":

The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Please retain this supplement for future reference.

  MSIFTRUSTSPT

Prospectus Supplement

June 16, 2011

Morgan Stanley Institutional Fund Trust

Supplement dated June 16, 2011 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2011 of:

Balanced Portfolio

The following disclosure is hereby added as the last sentence of the second paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":

  The Portfolio may also invest in restricted and illiquid securities.

The following disclosure is hereby added as the penultimate paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":

  Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

The following disclosure is hereby added as the second paragraph in the section of the Prospectus titled "Details of the Portfolio—Approach":

  The Portfolio may purchase certain non-publicly traded "restricted" securities. These securities may include "144A" securities which are exempt from registration and that may only be resold to qualified institutional buyers. The Portfolio may invest up to 15% of its assets in illiquid securities, including restricted securities that are illiquid. The Portfolio may invest an unlimited amount in restricted securities that are considered by the Adviser to be liquid.

The following disclosure is hereby added as the thirteenth paragraph in the section of the Prospectus titled "Details of the Portfolio—Principal Risks":

  The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Please retain this supplement for future reference.

  MSIFBALSPT